Other receivables and contract assets - Non-current other receivables and contract assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other receivables	£ 100	£ 0